UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                          July 28, 2006 to August 25, 2006


Commission File Number of issuing entity:  333-132809-18


                          GSAA Home Equity Trust 2006-12
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132809


                          GS MORTGAGE SECURITIES CORP.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         GOLDMAN SACHS MORTGAGE COMPANY
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                 51-0596262, 51-0596257, 51-0596266, 51-0596260
                            -------------------------
                      (I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
One Penn Plaza, Suite 2700
New York, NY                                                       10119
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (800) 665-9343
                                 --------------
                      (Telephone number, including area code)

                                       N/A
                                   ----------
          (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)
              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
  A-1             [   ]           [   ]           [ x ]
  A-2-A           [   ]           [   ]           [ x ]
  A-2-B           [   ]           [   ]           [ x ]
  A-3-A           [   ]           [   ]           [ x ]
  A-3-B           [   ]           [   ]           [ x ]
  M-1             [   ]           [   ]           [ x ]
  M-2             [   ]           [   ]           [ x ]
  M-3             [   ]           [   ]           [ x ]
  M-4             [   ]           [   ]           [ x ]
  B-1             [   ]           [   ]           [ x ]
  B-2             [   ]           [   ]           [ x ]
  B-3             [   ]           [   ]           [ x ]
  R               [   ]           [   ]           [ x ]
  RC              [   ]           [   ]           [ x ]
  RX              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 25, 2006 a distribution was made to holders of GSAA Home Equity Trust 2006-12, Asset-Backed Certificates, Series 2006-12.

         The distribution report is attached as an Exhibit to this Form 10-D,
         Item 9(b), Exhibit 99.1.

PART II - OTHER INFORMATION

Item 3.  Sales of Securities and Use of Proceeds.

         On the closing date of the issuance of the Certificates, the Class X and Class P Certificates were sold by the depositor to Goldman, Sachs & Co. in a transaction exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Section 4(2) under the Act. The net proceeds from the sale of these certificates were applied by the depositor toward the purchase of the mortgage loans constituting the pool assets.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Form on Form 10-D:

         Statement to Certificateholders on August 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                GS Mortgage Securities Corp.
                                ----------------------------
                                (Depositor)

                          By:   /s/ Michelle Gill
                                ------------------------
                                Michelle Gill
                                Vice President

                        Date:   September 8, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of GSAA Home Equity Trust 2006-12, Asset-Backed Certificates, Series 2006-12 relating to the August 25, 2006 distribution.


                                     EX-99.1
                     GSAA Home Equity Trust, Series 2006-12
                                 August 25, 2006

                               Table of Contents
                                                               Page
Distribution Report                                              2
Factor Report                                                    2
Delinquency by Group                                             9
REO Group Report                                                10
Foreclosure Group Report                                        10
Bankruptcy Group Report                                         10



          If there are any questions or problems with this statement, please contact the Administrator listed below:

                               Annette M. Marsula
                  JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                               New York, New York  10004
                    Tel: (212) 623-8180 / Fax: (212) 623-5930
                      Email: annette.marsula@jpmorgan.com

                     GSAA Home Equity Trust, Series 2006-12
                                 August 25, 2006
----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
A1        567,989,000.00     567,989,000.00   11,467,355.42     2,407,642.26    13,874,997.68      0.00      0.00     556,521,644.58
A2A       165,021,000.00     165,021,000.00            0.00       712,340.65       712,340.65      0.00      0.00     165,021,000.00
A2B        18,336,000.00      18,336,000.00            0.00        79,578.24        79,578.24      0.00      0.00      18,336,000.00
A3A       195,407,000.00     195,407,000.00            0.00       858,705.21       858,705.21      0.00      0.00     195,407,000.00
A3B        21,712,000.00      21,712,000.00            0.00        95,918.79        95,918.79      0.00      0.00      21,712,000.00
M1         13,975,000.00      13,975,000.00            0.00        61,847.14        61,847.14      0.00      0.00      13,975,000.00
M2          9,317,000.00       9,317,000.00            0.00        41,305.37        41,305.37      0.00      0.00       9,317,000.00
M3         10,352,000.00      10,352,000.00            0.00        46,537.99        46,537.99      0.00      0.00      10,352,000.00
M4          6,211,000.00       6,211,000.00            0.00        28,066.82        28,066.82      0.00      0.00       6,211,000.00
B1         10,352,000.00      10,352,000.00            0.00        51,127.38        51,127.38      0.00      0.00      10,352,000.00
B2          5,177,000.00       5,177,000.00            0.00        29,192.53        29,192.53      0.00      0.00       5,177,000.00
B3          5,177,000.00       5,177,000.00            0.00        29,796.51        29,796.51      0.00      0.00       5,177,000.00
R                 100.00             100.00          100.00             0.00           100.00      0.00      0.00               0.00
RC                100.00             100.00          100.00             0.00           100.00      0.00      0.00               0.00
RX                100.00             100.00          100.00             0.00           100.00      0.00      0.00               0.00
X           6,211,968.74       6,211,968.74          638.53     1,065,266.04     1,065,904.57      0.00      0.00       6,211,330.21
P                   0.00               0.00            0.00         5,208.40         5,208.40      0.00      0.00               0.00
TOTALS  1,035,238,268.74   1,035,238,268.74   11,468,293.95     5,512,533.33    16,980,827.28      0.00      0.00   1,023,769,974.79
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                        FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                          BEGINNING                                                              ENDING            PASS-THRU
CLASS        CUSIP        PRINCIPAL       PRINCIPAL        INTEREST        TOTAL               PRINCIPAL           RATE
----------------------------------------------------------------------------------------------------------------------------------
A1         362381AA3    1,000.00000000       20.18939701         4.23888889        24.42828590      979.81060299        5.450000%
A2A        362381AS4    1,000.00000000        0.00000000         4.31666667         4.31666667    1,000.00000000        5.550000%
A2B        362381AT2    1,000.00000000        0.00000000         4.34000000         4.34000000    1,000.00000000        5.580000%
A3A        362381AC9    1,000.00000000        0.00000000         4.39444447         4.39444447    1,000.00000000        5.650000%
A3B        362381AD7    1,000.00000000        0.00000000         4.41777773         4.41777773    1,000.00000000        5.680000%
M1         362381AE5    1,000.00000000        0.00000000         4.42555564         4.42555564    1,000.00000000        5.690000%
M2         362381AF2    1,000.00000000        0.00000000         4.43333369         4.43333369    1,000.00000000        5.700000%
M3         362381AG0    1,000.00000000        0.00000000         4.49555545         4.49555545    1,000.00000000        5.780000%
M4         362381AH8    1,000.00000000        0.00000000         4.51888907         4.51888907    1,000.00000000        5.810000%
B1         362381AJ4    1,000.00000000        0.00000000         4.93888910         4.93888910    1,000.00000000        6.350000%
B2         362381AK1    1,000.00000000        0.00000000         5.63888932         5.63888932    1,000.00000000        7.250000%
B3         362381AL9    1,000.00000000        0.00000000         5.75555534         5.75555534    1,000.00000000        7.400000%
R          362381AM7    1,000.00000000    1,000.00000000         0.00000000     1,000.00000000        0.00000000        0.000000%
RC         362381AN5    1,000.00000000    1,000.00000000         0.00000000     1,000.00000000        0.00000000        0.000000%
RX         362381AP0    1,000.00000000    1,000.00000000         0.00000000     1,000.00000000        0.00000000        0.000000%
X          362381AQ8    1,000.00000000        0.10279028       171.48605935       171.58884963      999.89720972        0.000000%
TOTALS                  1,000.00000000       11.07792698         5.32489331        16.40282029      988.92207302
----------------------------------------------------------------------------------------------------------------------------------

                     GSAA Home Equity Trust, Series 2006-12
                                 August 25, 2006
                            -------------------------
Section 4.02(i)            Principal Payments
                           Scheduled Principal Collected                                                                80,811.60
                           Payoff Principal                                                                         10,181,328.96
                           Curtailments & Principal Adj                                                              1,206,153.39
                           Principal Insurance Proceeds                                                                      0.00
                           Principal Condemnation Proceeds                                                                   0.00
                           Principal Liquidation Proceeds                                                                    0.00
                           Purchased Mortgage Loans                                                                          0.00
                           Substitution Adjustments                                                                          0.00
                           Subsequent Recoveries                                                                             0.00
                           Total Principal Payments                                                                 11,468,293.95

Section 4.02(ii)           Total Interest Collections                                                                5,618,693.86

                           Interest Payments of Offered Certificates
                           Class A-1                                                                                 2,407,642.26
                           Class A-2-A                                                                                 712,340.65
                           Class A-2-B                                                                                  79,578.24
                           Class A-3-A                                                                                 858,705.21
                           Class A-3-B                                                                                  95,918.79
                           Class M-1                                                                                    61,847.14
                           Class M-2                                                                                    41,305.37
                           Class M-3                                                                                    46,537.99
                           Class M-4                                                                                    28,066.82
                           Class B-1                                                                                    51,127.38
                           Class B-2                                                                                    29,192.53
                           Class B-3                                                                                    29,796.51
                           Total Interest Payments                                                                   4,442,058.88

                           Unpaid Interest Amounts included in Distribution
                           Class A-1                                                                                         0.00
                           Class A-2-A                                                                                       0.00
                           Class A-2-B                                                                                       0.00
                           Class A-3-A                                                                                       0.00
                           Class A-3-B                                                                                       0.00
                           Class M-1                                                                                         0.00
                           Class M-2                                                                                         0.00
                           Class M-3                                                                                         0.00
                           Class M-4                                                                                         0.00
                           Class B-1                                                                                         0.00
                           Class B-2                                                                                         0.00
                           Class B-3                                                                                         0.00
                           Total Unpaid Interest Amounts                                                                     0.00

                           Remaining Unpaid Interest Amounts after distribution
                           Class A-1                                                                                         0.00
                           Class A-2-A                                                                                       0.00
                           Class A-2-B                                                                                       0.00
                           Class A-3-A                                                                                       0.00
                           Class A-3-B                                                                                       0.00
                           Class M-1                                                                                         0.00
                           Class M-2                                                                                         0.00
                           Class M-3                                                                                         0.00
                           Class M-4                                                                                         0.00
                           Class B-1                                                                                         0.00
                           Class B-2                                                                                         0.00
                           Class B-3                                                                                         0.00
                           Total Remaining Unpaid Interest Amounts                                                           0.00

                           Basis Risk Carry Forward Amounts for the Distribution Date
                           Class A-1                                                                                         0.00
                           Class A-2-A                                                                                       0.00
                           Class A-2-B                                                                                       0.00
                           Class A-3-A                                                                                       0.00
                           Class A-3-B                                                                                       0.00
                           Class M1                                                                                          0.00
                           Class M2                                                                                          0.00
                           Class M3                                                                                          0.00
                           Class M4                                                                                          0.00
                           Class B1                                                                                          0.00
                           Class B2                                                                                      1,651.60
                           Class B3                                                                                      2,255.59
                           Total Basis Risk Carry Forward Amounts                                                        3,907.19

                           Basis Risk Carry Forward Amounts covered by withdrawals from Excess Reserve Fund Account
                           Class A-1                                                                                         0.00
                           Class A-2-A                                                                                       0.00
                           Class A-2-B                                                                                       0.00
                           Class A-3-A                                                                                       0.00
                           Class A-3-B                                                                                       0.00
                           Class M1                                                                                          0.00
                           Class M2                                                                                          0.00
                           Class M3                                                                                          0.00
                           Class M4                                                                                          0.00
                           Class B1                                                                                          0.00
                           Class B2                                                                                      1,651.60
                           Class B3                                                                                      2,255.59
                           Total Basis Risk Carry Forward Amounts covered                                                3,907.19

Section 4.02(iii)          Principal Shortfalls
                           Class A-1                                                                                         0.00
                           Class A-2-A                                                                                       0.00
                           Class A-2-B                                                                                       0.00
                           Class A-3-A                                                                                       0.00
                           Class A-3-B                                                                                       0.00
                           Class M1                                                                                          0.00
                           Class M2                                                                                          0.00
                           Class M3                                                                                          0.00
                           Class M4                                                                                          0.00
                           Class B1                                                                                          0.00
                           Class B2                                                                                          0.00
                           Class B3                                                                                          0.00
                           Total Principal Shortfalls                                                                        0.00

                           Interest Shortfalls
                           Class A-1                                                                                         0.00
                           Class A-2-A                                                                                       0.00
                           Class A-2-B                                                                                       0.00
                           Class A-3-A                                                                                       0.00
                           Class A-3-B                                                                                       0.00
                           Class M1                                                                                          0.00
                           Class M2                                                                                          0.00
                           Class M3                                                                                          0.00
                           Class M4                                                                                          0.00
                           Class B1                                                                                          0.00
                           Class B2                                                                                          0.00
                           Class B3                                                                                          0.00
                           Total Interest Shortfalls                                                                         0.00

                           Basis Risk Carry Forward Amount not covered by Excess Reserve Fund Account
                           Class A-1                                                                                         0.00
                           Class A-2-A                                                                                       0.00
                           Class A-2-B                                                                                       0.00
                           Class A-3-A                                                                                       0.00
                           Class A-3-B                                                                                       0.00
                           Class M1                                                                                          0.00
                           Class M2                                                                                          0.00
                           Class M3                                                                                          0.00
                           Class M4                                                                                          0.00
                           Class B1                                                                                          0.00
                           Class B2                                                                                          0.00
                           Class B3                                                                                          0.00
                           Total Basis Risk Carry Forward Amount not covered                                                 0.00

Section 4.02(iv)           Ending Class Certificate Balance of each class of Offered Certificates
                           Class A-1                                                                               556,521,644.58
                           Class A-2-A                                                                             165,021,000.00
                           Class A-2-B                                                                              18,336,000.00
                           Class A-3-A                                                                             195,407,000.00
                           Class A-3-B                                                                              21,712,000.00
                           Class M1                                                                                 13,975,000.00
                           Class M2                                                                                  9,317,000.00
                           Class M3                                                                                 10,352,000.00
                           Class M4                                                                                  6,211,000.00
                           Class B1                                                                                 10,352,000.00
                           Class B2                                                                                  5,177,000.00
                           Class B3                                                                                  5,177,000.00
                           Class R                                                                                           0.00
                           Class RC                                                                                          0.00
                           Class RX                                                                                          0.00
                           Total Ending Class Certificate Balance                                                1,017,558,644.58

Section 4.02(v)            Pool Stated Principal Balance
                           Beginning Stated Balance:                                                             1,035,238,368.74
                           Ending Stated Balance:                                                                1,023,770,074.79

Section 4.02(vi)           Servicing Fees paid to or retained by the Servicer                                          262,034.82

Section 4.02(viii)         Pass-Through Rate for each Class of Offered Certificates
                           Class A-1                                                                                     5.450000
                           Class A-2-A                                                                                   5.550000
                           Class A-2-B                                                                                   5.580000
                           Class A-3-A                                                                                   5.650000
                           Class A-3-B                                                                                   5.680000
                           Class M1                                                                                      5.690000
                           Class M2                                                                                      5.700000
                           Class M3                                                                                      5.780000
                           Class M4                                                                                      5.810000
                           Class B1                                                                                      6.350000
                           Class B2                                                                                      7.250000
                           Class B3                                                                                      7.400000


Section 4.02(ix)           Amount of Advances included in the distribution                                           4,345,764.94
                           Aggregate Amount of Advances reported by Servicer or Trustee                              4,440,802.49

                           PLEASE NOTE:
                           More detailed information regarding the mortgage loans, including the percentage of mortgage loans in the transaction affected by Hurricane Katrina, can be viewed at:
                           http://www.absnet.net/subscribe/gsdata.asp
                           The information will be posted at such time as it becomes available.

Loans Delinquent
                       Delinquency by Group
                             Group 1          Group 1               Group 1               Group 1
                             Category          Number     Principal Balance            Percentage
                             1 Month                6          1,262,778.82                 0.12%
                             2 Month                2            389,344.53                 0.04%
                             3 Month                0                  0.00                 0.00%
                              Total                 8          1,652,123.35                 0.16%
                           Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Loans have become REO Property

                           REO Group Report
                          Group Number         Number of Loans  Principal Balance         Percentage
                              1                         0               0.00              0.00%
                          Total                         0               0.00              0.00%

Loans in Foreclosures
                          Foreclosure Group Report
                                Group Number         Number of Loans    Principal Balance        Percentage
                                        1                          0                 0.00             0.00%
                                   Total                           0                 0.00             0.00%
Loans in Bankruptcy
                          Bankruptcy Group Report
                               Group Number          Number of Loans        Principal Balance      Percentage
                                        1                          0                     0.00           0.00%
                                   Total                           0                     0.00           0.00%

Section 4.02(xi)           Aggregate Monthly Payments due on all Outstanding Mortgage Loans
                           Preceding 1 calendar month                                                                   N/A
                           Preceding 2 calendar month                                                                   N/A
                           Preceding 3 calendar month                                                                   N/A
                           Preceding 4 calendar month                                                                   N/A
                           Preceding 5 calendar month                                                                   N/A
                           Preceding 6 calendar month                                                                   N/A
                           Preceding 7 calendar month                                                                   N/A
                           Preceding 8 calendar month                                                                   N/A
                           Preceding 9 calendar month                                                                   N/A
                           Preceding 10 calendar month                                                                  N/A
                           Preceding 11 calendar month                                                                  N/A
                           Preceding 12 calendar month                                                                  N/A

                           Monthly Payments delinquent 60 days or more
                           Preceding 1 calendar month                                                                   N/A
                           Preceding 2 calendar month                                                                   N/A
                           Preceding 3 calendar month                                                                   N/A
                           Preceding 4 calendar month                                                                   N/A
                           Preceding 5 calendar month                                                                   N/A
                           Preceding 6 calendar month                                                                   N/A
                           Preceding 7 calendar month                                                                   N/A
                           Preceding 8 calendar month                                                                   N/A
                           Preceding 9 calendar month                                                                   N/A
                           Preceding 10 calendar month                                                                  N/A
                           Preceding 11 calendar month                                                                  N/A
                           Preceding 12 calendar month                                                                  N/A

Section 4.02(xii)          Details of Mortgage Loans became REO Property during the preceding calendar month
                           (Please refer to the attached report)

Section 4.02(xiii)         Details of Mortgage Loans that became REO Property

Section 4.02(xiv)          Has a Trigger Event Occurred?                                                                 NO

                           Details of Delinquency Trigger
                           Current rolling three month delinquency average                                        0.000000%
                           Prior Period Senior Enhancement Percentage                                             6.522301%
                           Trigger Threshold (40% of Prior Period Senior Enhancement Percentage)                  2.608921%

                           Details of Cumulative Realized Losses Trigger
                           Cumulative Realized Losses to original pool balance                                    0.000000%
                           Cumulative Realized Losses Threshold                                                   0.000000%
Section 4.02(xv)           Deposit in the Excess Reserve Fund Account (after distribution)                             0.00

Section 4.02(xvi)          Aggregate Applied Realized Loss Amounts incurred during the preceding calendar month        0.00
                           Aggregate amount of Applied Realized Loss Amounts incurred through this Distribution Date      0.00

Section 4.02(xvii)         Amount of Net Monthly Excess Cash Flow                                                  1,069,811.76
                           Net Monthly Excess Cash Flow allocated for Applied Realized Loss                                0.00
                           Net Monthly Excess Cash Flow allocated for Unpaid Interest Amounts                              0.00

Section 4.02(xviii)        Overcollateralization Amount                                                            6,211,430.21
                           Specified Overcollateralized Amount                                                     6,211,430.21

Section 4.02(xix)          Prepayment Premiums collected                                                               5,208.40

Section 4.02(xx)           Percentage of Aggregate Realized Losses divided by Pool Stated Principal Balance as of Cutoff   0.000000%

Section 4.02(xxi)          Amount distributed on Class X                                                             1,065,904.57
                           Class X Principal Payment                                                                       638.53
                           Class X Interest Payment                                                                  1,065,266.04
                           Amount distributed on Class P                                                                 5,208.40
                           Amount distributed on Class R                                                                     0.00
                           Amount distributed on Class RC                                                                    0.00
                           Amount distributed on Class RX                                                                    0.00

Section 4.02(xxii)         Amount Subsequent Recoveries                                                                      0.00

Section 4.02(xxiii)        Record Date                                                                                   08/24/06

Section 4.02(xxiv)         Beginning Net WAC                                                                            6.512927%
Section 4.02(xxiv)         Ending Net WAC                                                                               6.508561%
Section 4.02(xxiv)         Weighted Average Maturity                                                                       356.76

Section 4.02               Swap Payment Amount Payable by the Supplemental Interest Trust to the Swap Provider         111,368.94
Section 4.02               Swap Receipt Amount Payable by the Swap Provider to the Supplemental Interest Trust               0.00

Section 4.02               Swap Fixed Payer Payment                                                                  4,407,028.14
Section 4.02               Swap Floating Payer Payment                                                               4,295,659.20

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.